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YieldMax Ultra Option Income Strategy ETF
YieldMaxTM Ultra Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax Ultra Option Income Strategy ETF YieldMax Ultra Option Income Strategy ETF	[1]
Management Fee	1.24%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.24%
Less: Fee Waiver	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[3]
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to 1.14% of the Fund’s average daily net assets through at least February 28, 2025. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For the one-year period in the example, the figure reflects the fee waiver described above. For the three-year period in the example, the figure shown does not reflect the fee waiver. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMax Ultra Option Income Strategy ETF | YieldMax Ultra Option Income Strategy ETF | USD ($)	116	384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing direct and/or indirect exposure to the share price (i.e., the price returns) of select U.S. listed securities (each an “Underlying Security” and collectively, the “Underlying Securities”), subject to a limit on potential investment gains. The Fund uses both traditional and synthetic covered call strategies that are designed to produce higher income levels when the Underlying Securities experience more volatility.

The Underlying Securities to which the Fund has primary exposure include U.S.-listed equity securities of operating companies and shares of ETFs. The Fund also has the flexibility to have exposure to other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools).

The Fund’s investment sub-adviser, ZEGA Financial, LLC (“ZEGA”) selects the Underlying Securities by analyzing, among other things, the levels of implied volatility (a measure of the market's expectation for future price fluctuations) of the Underlying Security’s listed options prices. Implied volatility is integral to the Fund's strategy, as it indicates the expected price fluctuations of a security, guiding ZEGA's selection of suitable Underlying Securities. Higher implied volatility typically correlates with increased options premiums, aligning with the Fund’s aim of generating income from its portfolio of covered call strategies. ZEGA also analyzes significant upcoming events related to, where applicable, the issuers of the Underlying Securities (e.g., earnings releases), as well as the trading volumes of such securities and their related options contracts. The Fund is generally unconstrained and therefore, the Underlying Securities can be of any market capitalization size and represent any industry sector.

ZEGA selects Underlying Securities based on a frequent and quantitative screening process. This method evaluates various factors such as the implied volatility of the Underlying Security and the trading volume and liquidity of both the Underlying Security and options on the Underlying Security. Furthermore, ZEGA’s screening process also identifies the industry sectors of potential Underlying Securities (as described more below).

The Fund’s allocation to particular Underlying Securities is primarily driven by implied volatility levels. ZEGA strategically identifies Underlying Securities in periods of likely higher volatility (e.g., ahead of significant events, like earnings releases). ZEGA will typically select between fifteen and thirty Underlying Securities on which the Fund will implement its covered call strategies. However, when ZEGA deems it appropriate, it may choose as few as five Underlying Securities on which to implement the covered call strategies. The Fund will hold short-term U.S. Treasury securities and trade, exercise, and let expire, options contracts in accordance with ZEGA’s strategic asset allocation requirements.

To seek to lower risk and enhance returns, where possible, the Fund’s portfolio of Underlying Securities will invest across various sectors and industries, reducing the impact of sector-specific events. While the Fund intends to have exposure to multiple sectors, it may invest in Underlying Securities attributable to a particular sector in amounts greater than 25% of the Fund’s total assets when ZEGA’s selection process indicates that such sector exposure would be appropriate for the Fund. The Fund does not have a pre-conceived intention to invest in any particular sector. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the 1940 Act.

The Fund will likely engage in active and frequent trading of Underlying Securities and their options. The frequency with which the Fund buys and sells Underlying Securities will vary, depending on market conditions. The Fund will conduct regular reviews of its portfolio holdings, at least once a month, to determine whether one or more of its covered call strategies should be increased, decreased, or eliminated and whether any such strategy should be implemented on any new Underlying Securities. It is expected that most of the Fund’s covered call strategies will be held for less than one year, and therefore, gains, if any, are likely to be subject to short-term capital gains taxes.

The Fund intends to maintain its covered call strategies through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Covered Call Strategies

The Fund uses covered call strategies to provide income and direct and/or indirect exposure to the share price returns of the Underlying Securities, subject to a limit on potential investment gains as a result of the nature of the covered call strategies it employs. The Fund engages in both traditional covered call strategies and synthetic covered call strategies. This dual approach provides flexibility in income generation and exposure to the share price returns of the Underlying Securities. The specific percentage of the Fund's portfolio consisting of owning securities outright is not predefined. This allocation varies based on ZEGA's strategic decisions, market conditions, and the cost-effectiveness of direct holdings versus synthetic positions.

The Fund seeks to generate income from its direct holdings primarily through traditional covered call strategies. This involves holding a long position in each of the Underlying Securities and writing (selling) call options on each. The income is derived from the premiums received for selling these call options, providing a source of current income while also allowing participation (subject to a cap) in the share price gains, if any, of the Underlying Securities.

Long Positions. Each of the Fund’s covered call strategies is predicated on holding a long position in an Underlying Security. The Fund may achieve such long position in one of two ways:

1.	Directly, through the outright purchase of the Underlying Security; or
2.	Indirectly, via a “synthetic approach” that simultaneously writes (sells) at-the-money put option contracts and buys at-the-money call option contracts on the Underlying Security.

Options Positions. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of each Underlying Security (other than those Underlying Securities in which the Fund purchases outright or directly),
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of each Underlying Security.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts” and “Covered Call Strategies” below.

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by each Underlying Security.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Securities.

That is, although the Fund may not fully participate in gains in the Underlying Securities’ share prices, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is subject to the following:

●	The Fund’s investment strategy (i.e., a portfolio of covered call strategies) will cap its potential gains with respect to its Underlying Securities if their share prices increase in value beyond a certain point.
●	The Fund’s investment strategy is subject to all potential losses attributable to each Underlying Security’s shares, which may not be offset by income received by the Fund.

The Fund’s covered call strategies consist of the following three elements, each of which is described in greater detail below:

●	Direct long holding of an Underlying Security or synthetic long exposure to an Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of each Underlying Security.
●	Covered call writing (where each Underlying Security’s call options are sold against the long position in the Underlying Security), which allows the Fund to generate income.
●	U.S. Treasuries (when deploying the synthetic approach to the long exposure), which are used for collateral for the options, and which also generate income.
1.	Long Exposure

●	Direct: The Fund may hold the Underlying Securities when ZEGA determines a direct hold is more cost-effective.

●	Synthetic: To achieve a synthetic long exposure to an Underlying Security, the Fund will buy that Underlying Security’s call options and, simultaneously, sell that Underlying Security’s put options to try to replicate the price movements of owning or being long that Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the relevant Underlying Security at the time the options contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of the relevant Underlying Securities for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its investment strategy, the Fund will write (sell) call option contracts on each Underlying Security to generate income. Since the Fund does not always directly own each Underlying Security, these written call options may be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of each Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the corresponding Underlying Security.

The sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation of that Underlying Security’s share price. If the share price of an Underlying Security increases, the above-referenced long exposure alone would allow the Fund to experience similar percentage gains. However, if an Underlying Security’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s investment strategy (i.e., the combination of the long exposure to an Underlying Security and the sold (short) Underlying Security call positions) will limit the Fund’s participation in gains in the share price of the relevant Underlying Securities beyond a certain point.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategies.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s covered call strategies on each Underlying Security, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of each Underlying Security.

Covered Call Strategies

The Fund will primarily use synthetic covered call strategies (as described below). In addition, when ZEGA determines it to be more cost-effective, the Fund may directly hold the Underlying Securities.

In seeking to achieve its investment objective, the Fund will implement “synthetic covered call” strategies using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund holds a mix of direct long holdings of Underlying Securities and options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. The allocation between direct and indirect long holdings varies based on strategic decisions and market conditions as assessed by ZEGA. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on the Underlying Securities as described above. The income comes mainly from the option premiums received from these option sales. In this context, a premium refers to the price the buyer pays to the seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the share prices of the Underlying Securities. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	Dividends, if any, received from its direct investments in the Underlying Securities.

Fund Portfolio

The Fund’s principal holdings are described below:

1.	Long Exposure

DIRECT
Purchase Underlying Securities
SYNTHETIC
Portfolio Holdings (The options’ values are based on the share price of the related Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of an Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the share price of an Underlying Security increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of an Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates

2.	Covered Call Writing

Portfolio Holdings (The options’ values are based on the share price of the related Underlying Security)	Investment Terms	Expected Target Maturity
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates

3.	U.S. Treasuries.

Portfolio Holdings)	Investment Terms	Expected Target Maturity
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

In terms of notional value, the combination of the Fund’s direct investments and these financial instruments provides investment exposure to the Underlying Securities equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMax Ultra Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax Ultra Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives, including options contracts, are financial instruments whose value is derived from underlying assets such as stocks, bonds, and exchange-traded products (ETPs), including but not limited to ETFs, closed-end funds, commodity pools. The Fund’s use of derivatives, particularly options contracts, presents risks additional to, and potentially greater than, those associated with direct investments in securities. These risks include market risk, imperfect correlation with underlying investments or other portfolio holdings, heightened volatility, counterparty risk, liquidity challenges, valuation complexities, and legal constraints. Derivatives trading is highly specialized, involving investment strategies and risks distinct from those in ordinary securities transactions. Utilizing derivatives can result in larger losses or smaller gains compared to direct investments.

YieldMax Ultra Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The Fund's investment strategy heavily involves the use of options contracts, which carry investment risks and characteristics different from typical portfolio securities. Options prices are highly volatile, influenced by factors such as changes in the value of the underlying security, expected volatility, time remaining until expiration, and broader economic events. For this Fund, options contract values are significantly impacted by the share price of the associated Underlying Security. The Fund may face substantial losses from its options positions, and some options may expire worthless (which, in some instances prove profitable for the Fund). These options are exercisable at their strike price upon expiration, and their value tends to align more closely with the underlying security as the expiration date approaches. However, prior to this, the option's value may not increase or decrease at the same rate as the underlying security. Imperfect correlation between the value of options and their underlying securities can occur, and the liquidity in the secondary market may erode for some options. The Fund's options values are determined via market quotes or recognized pricing methods. The Fund's investment strategy of maintaining continuous indirect exposure to Underlying Securities through options, and its practice of "rolling" contracts, may lead to losses if new contracts cost more than the proceeds from expiring ones.

YieldMax Ultra Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax Ultra Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in the share price of an Underlying Security over the Call Period. This means that if the Underlying Security’s share price experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in the share price of an Underlying Security over each Call Period, but has full exposure to any decreases in the share price of such Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of the Fund’s direct holdings of Underlying Securities and the Fund’s options contracts, which are based principally upon the share price of the Underlying Securities. The degree of participation in the Underlying Securities’ share price gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Securities, changes in interest rates, changes in the actual or perceived volatility of the Underlying Securities and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the share price of the Underlying Securities changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the share price returns of the Underlying Securities. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the share price of the Underlying Securities will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the share price of the Underlying Securities.

YieldMax Ultra Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Ultra Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Ultra Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategies will impact the extent that the Fund participates in the positive price returns of the Underlying Securities and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Securities will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Securities, or the Fund may even lose money, even if the Underlying Securities share prices have appreciated by at least that much over such period, if during any month over that period the Underlying Securities had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Securities and its returns will depend not only on the share prices of the Underlying Securities but also on the path that the Underlying Securities’ share prices take over time.

YieldMax Ultra Option Income Strategy ETF | Cyber Security Risk [Member]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

YieldMax Ultra Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax Ultra Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax Ultra Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax Ultra Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax Ultra Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective. The Fund’s investment strategy is largely unconstrained, and therefore, the Fund is heavily reliant on the Sub-Adviser’s ability to manage the Fund’s portfolio.

YieldMax Ultra Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax Ultra Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single security, such as those of an Underlying Security being halted or a market wide closure, settlement prices for such contracts will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax Ultra Option Income Strategy ETF | ETP Risks [Member]

ETP Risks. In addition to ETFs, the Fund may invest in a variety of other exchange-traded products (ETPs), which include, but are not limited to, closed-end funds, partnerships, commodity pools, or trusts, all of which are traded on securities exchanges. ETPs, including ETFs and closed-end funds, are traded like stocks at market prices, which may deviate from their net asset value (NAV), resulting in prices that are either higher (a premium) or lower (a discount) than their NAV.

ETPs typically aim to track the performance of certain market segments or indices, although some may be actively managed. These products incur operational expenses, such as advisory and management fees, which are shared among their investors. When the Fund invests in these products, it not only bears its own operational expenses but also incurs a proportional share of the expenses of the ETP.

Since ETPs are traded on the market, their prices can differ from their NAV. This may result in trading prices that reflect a premium or discount relative to the NAV. The risks associated with these investments typically reflect those of the underlying assets they track. However, potential liquidity issues in these products might lead to greater volatility compared to the underlying securities. Moreover, due to their associated expenses, investing in ETPs can be more costly than direct investment in their underlying assets.

YieldMax Ultra Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax Ultra Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax Ultra Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Securities. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax Ultra Option Income Strategy ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
YieldMax Ultra Option Income Strategy ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

YieldMax Ultra Option Income Strategy ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

YieldMax Ultra Option Income Strategy ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

YieldMax Ultra Option Income Strategy ETF | Micro-Capitalization Investing [Member]
○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

YieldMax Ultra Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax Ultra Option Income Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax Ultra Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax Ultra Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax Ultra Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax Ultra Option Income Strategy ETF | Sector Risk [Member]

Sector Risk. The Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

YieldMax Ultra Option Income Strategy ETF | Focused Portfolio Risk [Member]

Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively focused portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

YieldMax Ultra Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

YieldMax Ultra Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.